Registration Nos. 033-44909
						  811-06520


		SECURITIES AND EXCHANGE COMMISSION
		      WASHINGTON, DC 20549

			    FORM N-1A

		 REGISTRATION STATEMENT UNDER THE
		      SECURITIES ACT OF 1933		[ ]

		     PRE-EFFECTIVE AMENDMENT
			      NO.___			[ ]

		    POST-EFFECTIVE AMENDMENT NO. 24     [X]
			       and/or
		     REGISTRATION STATEMENT UNDER
 	         THE INVESTMENT COMPANY ACT OF 1940     [ ]

			  AMENDMENT NO. 26		[X]

		(Check appropriate box or boxes)

			  MANAGERS TRUST I
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	(Exact Name of Registrant as Specified in Charter)


	  40 Richards Avenue, Norwalk, Connecticut 06854
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	     (Address of Principal Executive Offices)

			1-(800) 252-0682
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       (Registrant's Telephone Number, including area code)


		   Donald S. Rumery, Secretary
			The Managers Funds
			40 Richards Avenue
			 Norwalk, CT 06854

		  Copy to: Philip H. Newman, P.C.
			Goodwin Procter LLP
			   Exchange Place
		       Boston, MA 02109-2881
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	     (Name and Address of Agent for Service)

As soon as practicable after the effective date of this Registration
Statement

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	  (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] 	Immediately upon filing		[X]	On August 1, 2003
	pursuant to paragraph (b)		pursuant to paragraph (b)


[ ]	60 days after filing 		[ ] 	On (date) pursuant to
	pursuant to paragraph (a)(1)		paragraph (a)(1)



[ ]	75 days after filing		[ ]	On (date) pursuant to
	pursuant to (a)(2) of 			paragraph (a)(2) of Rule 485
	Rule 485



If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a
	previously filed post-effective amendment.


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Parts A, B and C of the Registrant's Post-Effective Amendment No. 23
under the Securities Act of 1933, as amended and Amendment No. 25 under the Investment Company Act of 1940, as amended, filed on May 30, 2003, are being incorporated by reference herein. This Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment until August 1, 2003.



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				SIGNATURES
				----------

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 25th day of July, 2003.

				MANAGERS TRUST I

				BY: /s/ Donald S. Rumery
				------------------------
				Donald S. Rumery
				Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title			Date
---------------------------	------------------	---------------

	*
---------------------------
Jack W. Aber			Trustee			July 25, 2003


	*
---------------------------
William E. Chapman, II		Trustee			July 25, 2003


	*
---------------------------
Sean M. Healey 			Trustee			July 25, 2003


	*
---------------------------
Edward J. Kaier			Trustee			July 25, 2003


	*
---------------------------
Eric Rakowski			Trustee			July 25, 2003


	*
---------------------------
Steven J. Paggioli		Trustee			July 25, 2003


	*
---------------------------
Madeline H. McWhinney		Trustee			July 25, 2003


	*
---------------------------
Thomas R. Schneeweis		Trustee			July 25, 2003


	*
---------------------------
Peter M. Lebovitz		Trustee, President	July 25, 2003
				and Principal
				Executive Officer

	*
---------------------------
Galan G. Daukas			Principal Financial	July 25, 2003
				Officer

/s/ Donald S. Rumery
---------------------------	Treasurer and		July 25, 2003
Donald S. Rumery		Principal Accounting
				Officer


/s/ Donald S. Rumery					July 25, 2003
---------------------------
*  By Donald S. Rumery pursuant to Power of Attorney


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